Earnings per share (EPS) - Narrative (Details) £ in Millions			12 Months Ended
	Jun. 02, 2017 GBP (£)	May 22, 2017	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 GBP (£)
Summary Of Dividends [Line Items]
Dividends paid			£ 892	£ 1,160	£ 4,487
Stock consolidation ratio		0.9167
Special dividend
Summary Of Dividends [Line Items]
Dividends paid	£ 3,171		£ 0	£ 0	£ 3,171